Liabilities in Respect of IIA Grants (Schedule of israeli innovation authority grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of israeli innovation authority grants [Abstract]
Balance as of January 1	$ 8,343	$ 7,803
Royalties	(185)	(212)
Amounts carried to Profit or Loss	380	752
Balance as of December 31	8,538	8,343
Current maturities	(247)	(194)
Long term liabilities in respect of IIA grants	$ 8,291	$ 8,149